PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($)		Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Deposits		$ 618,689	$ 731,279	$ 537,619
Receivables from aggregation platforms		253,168	163,384	867,614
Prepaid expenses		242,779	957,200	829,032
Due from automobile purchasers, net		103,333	238,421	504,792
Employee advances		8,951	11,054	9,739
Value added tax ("VAT") recoverable		93,214	597,884	99,445
Others		42,683	13,986	30,235
Total prepayments, receivables and other assets		$ (1,362,817)	(2,713,208)	(4,298,626)
Prepayments for automobiles (vi)				1,026,802
Receivables from borrowers of online lending platform, net (i)	[1]		0	393,348
Discontinued operations
Total prepayments, receivables and other assets				(1,638,543)
Continuing operations
Total prepayments, receivables and other assets			$ (2,713,208)	$ (2,660,083)

[1]	Receivables from borrowers of online lending platform, net